WARRANTS AND COMPENSATION OPTIONS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF WARRANTS AND COMPENSATION OPTIONS

The following table reflects the continuity of warrants and compensation options:

	Historical	Number of
	Average Exercise	Warrants/	Historical
	Price	Compensation options	Fair value

Balance, January 1, 2020	$4.30	4,953,979	$8,525,358
Fair value of warrants issued on conversion of convertible debentures (Notes 10 and 11)	3.80	123,500	146,858
Fair value of expired compensation options issued to brokers	4.30	(150,544)	(479,204)
Fair value related to the exercise of warrants issued as cost of debt financing (1)	2.70	(328,950)	(221,620)
Fair value of expired warrants issued on public offering	5.80	(1,254,535)	(2,286,426)
Historical fair value assigned to warrants exercised	3.90	(74,400)	(127,964)

Balance, December 31, 2020	3.90	3,269,050	5,557,002
Fair value of warrant issued on private placement (Note 26)	9.00	1,764,720	3,766,007
Fair value of broker warrants issued on private placement	6.70	105,883	288,197
Fair value of warrants issued on conversion of convertible debentures (Notes 10)	3.80	1,119,750	1,229,305
Historical fair value assigned to warrants exercised	3.90	(3,144,750)	(5,351,586)
Fair value of expired warrants	3.90	(93,300)	(160,470)

Balance, December 31, 2021	7.10	3,021,353	5,328,455
Fair value of warrant issued on private placement	1.17	563,318	656,734
Historical fair value assigned to warrants exercised	3.90	(72,500)	(79,547)

Balance, December 31, 2022	$6.15	3,512,171	$5,905,642

(1)	These warrants had a cashless exercise feature. The warrant holder utilized the cashless exercise feature to exercise the warrants, which resulted in the Company issuing 94,245 common shares to the warrant holders.